Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	HORIZON TECHNOLOGY FINANCE CORPORATION
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	814-00802
Entity, Tax Identification Number	27-2114934
Entity, Address, Address Line One	312 Farmington Avenue
Entity, Address, City or Town	Farmington
Entity, Address, State or Province	CT
Entity, Address, Postal Zip Code	06032
City Area Code	860
Local Phone Number	676-8654
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001487428
CommonStockParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HRZN
Security Exchange Name	NASDAQ
NotesDue2027625 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	6.25% Notes due 2027
Trading Symbol	HTFC
Security Exchange Name	NYSE